EQUITY (Details 5) - Non Employee Stock Option [Member]	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Fair Value Assumptions, Method Used	Black-Scholes option-pricing model	Black-Scholes option-pricing model
Dividend rate	0.00%	0.00%
Terms (in years)	3 years
Minimum [Member]
Terms (in years)		3 years
Volatility	183.23%	298.49%
Risk-free interest rate	2.29%	1.74%
Maximum [Member]
Terms (in years)		10 years
Volatility	188.29%	597.16%
Risk-free interest rate	2.37%	2.40%